Acquisition (Details) (CNY)	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2011	Apr. 08, 2011
Acquisition
Gain on bargain purchase		52,202,000
Baoding Zhongtai
Acquisition
Aggregate consideration, net			80,000,000
Percentage of ownership acquired			80.00%
Noncontrolling interest (as a percent)			20.00%
Total assets			184,382,000
Total liabilities			(99,129,000)
Net assets acquired			85,253,000
Less: noncontrolling interest			17,051,000
Deemed cash consideration			16,000,000
Gain on bargain purchase	52,202,000	52,202,000